Income Tax - Summary of Current and Deferred Components of Income Tax (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Current tax expense	€ (26)	€ (19)	€ (21)
Deferred tax (expense) / benefit	(54)	(50)	53
Income tax (expense) / benefit	€ (80)	€ (69)	€ 32